Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization of Intangible Assets [Abstract]
2026	$ 36,250
2027	36,250
2028	36,250
2029	36,250
2030	36,250
Thereafter	45,000
Total	$ 226,250	$ 262,500